Accounting Changes and Error Corrections (Policies)	12 Months Ended
Dec. 31, 2022
Accounting Changes and Error Corrections [Abstract]
Accounting Pronouncements	Accounting Pronouncements In March 2020, the FASB issued ASU 2020-04 - Reference Rate Reform (Topic 848) Facilitation of the Effects of Reference Rate Reform on Financial Reporting (or ASU 2020-04). This ASU provides optional guidance for a limited period of time to ease potential accounting impacts associated with transitioning away from reference rates that are expected to be discontinued, such as the London Interbank Offered Rate (or LIBOR). This ASU applies only to contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued. The Company adopted this update effective January 1, 2022. The adoption of ASU 2020-04 did not have a material impact on the Company's consolidated financial statements. In July 2021, the FASB issued ASU 2021-05 - Leases (Topic 842) Lessors — Certain Leases with Variable Lease Payments (or ASU 2021-05). Pursuant to ASU 2021-05, lessors should classify and account for a lease with variable lease payments that do not depend on a reference index or a rate as an operating lease if, without reference to ASU 2012-05, the lease would have been classified as a sales-type lease or a direct financing lease and a day-one loss would have been recognized. On January 1, 2022, the Company adopted ASU 2021-05 prospectively to leases that commence or are modified on or after January 1, 2022. The adoption of ASU 2021-05 did not have a material impact on the Company's consolidated financial statements.